Debt (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Facility Maturity Date	Principal Outstanding at March 31, 2022 (Local Currency)	Principal Outstanding at March 31, 2022 (USD)
Term Loan Facility (USD)	USD	USD LIBOR + 2.75%	Jun-28	1,011,335	$1,011,335
Term Loan Facility (EUR)	EUR	EURIBOR + 3.00%	Jun-28	710,000	785,789
Secured Loan Notes (EUR)	EUR	3.00%	Jun-29	435,000	481,434
Secured Loan Notes (USD)	USD	4.00%	Jun-29	400,000	400,000
Revolving Credit Facility (EUR)	EUR	EURIBOR + 2.25% (0% floor)	Dec-27	20,000	20,000
Line of Credit	USD	Prime (2) (3.25) - 0.25%	May-23	50,000	50,000
Total Principal Outstanding					$2,748,558

Schedule of Long-Term Debt

	March 31, 2022	December 31, 2021
Principal Outstanding	$2,748,558	$2,794,108
Deferred Debt Issuance Costs	(40,546)	(38,302)
Amortization of interest expense	4,970	2,562
Total	$2,712,982	$2,758,368
Short-term debt	10,190	10,190
Non-current debt	$2,702,792	$2,748,178

Schedule of Maturities of Non Current Debt

Maturity requirements on debt as of March 31, 2022 by year are as follows:

Remainder 2022	$7,642
2023	60,190
2024	10,190
2025	10,190
2026	10,190
2027	30,190
2028 and thereafter	2,619,966
Total	$2,748,558